MAJOR CUSTOMERS	12 Months Ended
Dec. 31, 2015
MAJOR CUSTOMERS
MAJOR CUSTOMERS

23. MAJOR CUSTOMERS

        Details of customers accounting for 10% or more of total net revenues are as follows:

	Years Ended December 31
	2013	2014	2015
	$	$	$
Company A	220,566	214,347	160,183
Company B	196,538	218,631	7,544

        The accounts receivable from the three customers with the largest receivable balances represents 18%, 5% and 4% of the balance of the account at December 31, 2015, and 9%, 8% and 5% of the balance of the account at December 31, 2014, respectively. The balance from the customer with the largest receivable balance is $78,630 and $35,569 as of December 31, 2015 and at December 31, 2014 respectively.